EARNINGS PER SHARE (Schedule of computation of basic and diluted earnings (loss) per share) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator for basic and diluted earnings (losses) per share -
Net income available to holders of ordinary shares	$ 13,381	$ 3,834
Denominator for basic diluted earnings (losses) per share -
Weighted average number of shares	75,766,488	57,081,120
Add – stock options and PSUs	2,574,768	108,286
Denominator for diluted earnings per share	78,341,256	57,189,406